Label	Element	Value
BNY Dreyfus On-Chain Liquidity Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees associated with transactions initiated by a shareholder on the blockchain, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing in (i) U.S. Treasury bills, notes, or bonds (collectively, U.S. Treasury securities), (ii) overnight repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and (iii) cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and seeks to maintain a stable share price of $1.00. The U.S. Treasury securities in which the fund invests have a remaining maturity of 93 days or less or are issued with a maturity of 93 days or less.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and, as such, will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government. or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

The fund seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the 1940 Act), based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub‑adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Shares of the fund are intended to serve as reserves backing outstanding payment stablecoins and to meet the needs of clients who prefer digital methods for recordkeeping and transacting. The fund does not invest in stablecoins.

Use of Blockchain

As described below, through the fund's transfer agent, BNY Mellon Transfer, Inc., and sub-transfer agent, BNY Mellon Investment Servicing (US) Inc. (together, the Transfer Agent), the fund uses blockchain technology as part of an integrated books and records system to maintain a record of its shares. The following "Use of Blockchain" section describes what blockchain technology is and how the fund uses it for the recording of its shares.

The Transfer Agent utilizes an integrated books and records system that incorporates a closed ecosystem of allow-listed wallets on public blockchains, such as Ethereum and Solana, with a traditional books and records system. This integrated system maintains the record ownership of shares of the fund in book-entry form using one or more blockchains and the tokens associated with fund shares, BLIQUID (hereafter referred to as a "book-entry token").  A transfer of the book-entry token on a blockchain results in a near real-time transfer of record ownership of the fund's shares from the transferor to the transferee.  Although the blockchain entries constitute the Transfer Agent's official records of share ownership, the Transfer Agent will, as a back-up, maintain a duplicate off-chain record of share ownership and will reconcile the blockchain book-entry records with the duplicate off-chain records on at least a daily basis. Similar to traditional fund recordkeeping systems, the off-chain records are under the full and complete control of the fund (through the Transfer Agent), as are the book-entry token balances on the blockchain.

Reconciliation involves maintaining a matching book-entry record on-chain and an off-chain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. Resolution of any discrepancy discovered in the reconciliation process may require investigation and could delay the processing of transactions or related administrative actions. In the event of any inconsistency that cannot be reconciled after investigation, the blockchain book-entry records (which constitute the official records) shall control with respect to the fund's share ownership, and any resulting adjustments will be reflected in the duplicate off-chain records maintained by the Transfer Agent. Transactions recorded on a blockchain network generally cannot be deleted, altered or removed from the blockchain's historical record once validated and recorded. As a result, any erroneous, unauthorized or otherwise impermissible transaction involving book-entry tokens will remain visible on the blockchain. However, the Transfer Agent remains responsible for maintaining the fund's official records of share ownership and for ensuring the accuracy of those records. The Transfer Agent has the ability, through the fund's integrated books and records system and associated smart contract functionality, to correct ownership records and may unwind not only erroneous transactions but also unauthorized or otherwise impermissible transactions, issuances or transfers, including those resulting from fraud, theft, loss or the compromise of a private key or other access credential associated with an allow-listed wallet, by freezing, canceling or otherwise adjusting book-entry token balances within the allow-listed wallet ecosystem, as applicable. From the shareholder's perspective the book-entry tokens are digital representations of their shares as well as a means to instruct the transfer or redemption of their shares as more fully set forth herein.

A distributed ledger is a database in which data is stored in a decentralized manner. A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in "blocks" that are linked together to form a "chain," and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as "blocks" on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. Shareholders are required to have a digital wallet maintained for them by a wallet provider accepted by the Transfer Agent for use within the allow-listed ecosystem. The Transfer Agent's acceptance of the investor's digital wallet and addition of such wallet to the allow-listed ecosystem is solely from the perspective of the Transfer Agent's own compliance obligations and does not constitute an endorsement or recommendation of any wallet provider or any wallet arrangement for the shareholder by the Transfer Agent, the fund, or any of their respective affiliates or that the Transfer Agent has otherwise evaluated or determined the adequacy of any such wallet provider for the purposes contemplated hereby or appropriateness for any individual shareholder. The shareholder is solely responsible for the digital wallet and any wallet provider chosen by it. The Bank of New York Mellon, an affiliate of BNY Mellon Investment Adviser, Inc., is an approved wallet provider. A potential shareholder will need to contract with such affiliate directly if it chooses to use the affiliate as its wallet provider. A blockchain wallet is a software application which stores a user's "private key" and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term "digital assets" as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains, while the term "tokenized assets" as used herein refers to the creation of a digital representation of a traditional asset, such as the fund shares, on the blockchain or the issuance of such an asset directly on the blockchain.

A "private key" is one of two alphanumeric values in a cryptographic "key pair." A key pair consists of a "public key" and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used to approve and authenticate transactions involving digital or tokenized assets on the applicable blockchain. The wallet provider is responsible for safeguarding the private key associated with the address. The public key is, as the name implies, public and allows other wallets on the applicable blockchain to transfer digital assets to a wallet's public key address when permitted. The blockchain will only record public key information.

Digital wallets must be accepted by the Transfer Agent and must be compatible with the blockchain network that the investor seeks to use and that is made available for use by the fund. It is the investor's responsibility for ensuring such compatibility. Users of blockchains must pay transaction fees to the blockchain in order to validate or facilitate a transaction, which are typically paid in the form of the native digital asset for the operation of such blockchain (sometimes referred to as "gas fees"). The Ethereum blockchain and Solana blockchain, each a public, permissionless blockchain network, are currently the only available blockchains for use by fund investors, although expansion to other blockchains is anticipated in the future. An investor elects within the Portal (as described below) which of these available blockchains the investor wishes to utilize.

Only wallets registered and accepted by the Transfer Agent will be authorized to hold book-entry tokens and therefore to transfer fund shares on the same blockchain. Accordingly, investors may only transfer fund shares to other investors who have digital wallets that have been accepted by the Transfer Agent within the ecosystem of allow-listed wallets. The fund permits peer-to-peer transfers, which are privately arranged transactions between investors. Such transactions will be visible on the applicable blockchain on which such transactions occur. Peer-to-peer transfers of fund shares are subject to these wallet restrictions and certain limitations and risks as discussed in the "Peer-to-Peer Transfer of Shares" section of this prospectus. The Transfer Agent reserves the right to accept or not accept a wallet at its sole discretion. The Transfer Agent may reject, suspend, remove from the allow-listed ecosystem, or impose restrictions on a wallet if, among other reasons, the Transfer Agent is unable to verify the identity of the wallet owner, determines that applicable legal or regulatory requirements have not been satisfied, identifies actual or suspected sanctions, anti-money laundering, fraud, cybersecurity, unlawful activity or other compliance concerns, determines that the wallet is not operationally compatible with the fund's systems or at least one supported blockchain network, or otherwise determines that permitting the wallet to participate in the allow-listed ecosystem could present risks to the fund, its shareholders, or the integrity of the fund's books and records. If a shareholder's wallet is compromised and book-entry tokens are transferred from that wallet, a loss could occur if redemption or transfer proceeds are delivered to, or otherwise controlled by, the person controlling the compromised wallet.

For a digital wallet provider to be accepted by the Transfer Agent, the provider must generally meet the following criteria: (i) the wallet must be maintained by a digital wallet provider (self-custodied wallets are not supported at this time); (ii) the wallet must be compatible with at least one blockchain network currently supported by the fund; (iii) the wallet owner must provide relevant personal identifying information sufficient to enable the Transfer Agent to complete applicable customer identification screening procedures; (iv) the wallet must be operationally compatible with the fund's systems and the Transfer Agent's integrated books and records infrastructure; and (v) the wallet provider and associated wallet must not present compliance, cybersecurity or other risks that, in the Transfer Agent's sole judgment, could adversely affect the fund, its shareholders, or the integrity of the fund's books and records.

The Transfer Agent utilizes an integrated recordkeeping system. The Transfer Agent registers and associates each accepted blockchain wallet provided to it by an investor with relevant personal identifying information for anti-money laundering ("AML")/know your customer ("KYC") purposes, which is maintained in an off-chain registry. Smart contracts are deployed within the book-entry token to seek to enforce compliance with the Transfer Agent's policies and procedures in addition to any fund policies and procedures or limitations or other terms applicable to book-entry tokens described in this prospectus or the fund's statement of additional information, as applicable. Specifically, smart contracts are used to support functions such as transfer restrictions, including those that could arise in connection with AML/KYC purposes, to prevent unauthorized transfers to or from unregistered wallets and the ability to claw back book-entry tokens in the event of an unauthorized transfer. In this manner, a permissioned system enforced via smart contracts prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

The recording of book-entry tokens via the Transfer Agent's integrated books and records system, which includes the blockchains, will not affect the fund's investments in securities. The fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
BNY Dreyfus On-Chain Liquidity Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

BNY Dreyfus On-Chain Liquidity Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the fund.
BNY Dreyfus On-Chain Liquidity Fund | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
BNY Dreyfus On-Chain Liquidity Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
BNY Dreyfus On-Chain Liquidity Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Dreyfus On-Chain Liquidity Fund | · Blockchain technology risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Blockchain technology risk: Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the fund's issuance, transfer, redemption and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless and could be vulnerable to fraud. Access to a given blockchain requires an individualized private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. In the event a private key is lost or stolen, there is the possibility that a third party could transfer the shares and obtain the proceeds from the transfer, potentially leading to irreversible shareholder losses. There is limited regulation of blockchain technology (including the use of smart contracts) other than the intrinsic public nature of the blockchain system, and any future legislative or regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Furthermore, blockchain networks typically impose transaction fees on investors in the form of the network's native digital asset. These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. There may also be undiscovered technical flaws in the Transfer Agent's blockchain-integrated recordkeeping system or the underlying blockchain technology. Such flaws could negatively impact the execution or recordkeeping of transactions in fund shares. The Transfer Agent uses book-entry tokens as the official records of ownership, which can increase these risks relative to other tokenized funds that utilize the blockchain as secondary records of ownership. The Transfer Agent will, as a back-up, maintain a duplicate off-chain record of share ownership and will reconcile the blockchain book-entry records with the duplicate off-chain records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record on-chain and an off-chain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. Blockchain networks may also undergo significant technological developments. Technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in fund shares.

BNY Dreyfus On-Chain Liquidity Fund | · Cybersecurity and technology risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Cybersecurity and technology risk: As the use of technology has become more prevalent in the course of business, and in particular because of the fund's use of blockchain technology (including the Transfer Agent maintaining official ownership records via book-entry tokens and smart contract technology), the fund is more susceptible to operational and financial risks associated with cybersecurity and technology, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the fund and its shareholders; processing and human errors; inadequate or failed internal or external processes; failures in systems and technology; errors in blockchain, smart contracts and other technology used with respect to the fund; changes in personnel; errors caused by third-parties or trading counterparties; and compromises or failures to systems, networks, devices and applications relating to the operations of the fund and its service providers. These risks may result in financial losses to the fund and its shareholders; the inability of the fund to transact business with its shareholders; delays or mistakes in the calculation of the fund's net asset value (NAV) or other materials provided to shareholders; errors in the amount of book-entry token balances attributed to each investor's digital wallet; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The fund's service providers (including, but not limited to, the investment adviser, sub-adviser, Transfer Agent, and custodian or their agents), blockchain networks used by the fund, and parties with which the fund engages in portfolio or other transactions also may be adversely impacted by these risks in their own businesses, which could result in losses to the fund or its shareholders. For instance, if there are data security breaches of the off-chain database(s) that maintain the information necessary to link an investor's identity with such investor's book-entry token balances on the blockchain, and such information is stolen, the stolen information could be used to determine a shareholder's identity and complete investing history in the fund as reflected on the blockchain. In addition, if there is a cybersecurity or other technology-related incident that results in tampering with, or errors in, the process by which book-entry token balances are reflected on the blockchain, the fund and its shareholders could experience losses, especially if shareholders engage in peer-to-peer transfers of book-entry token balances for value on the basis of incorrect book-entry token balances resulting from such tampering or errors. The Transfer Agent's use of book-entry tokens as its official records of ownership can increase these risks relative to other tokenized funds. While measures have been developed which are designed to reduce the risks associated with cybersecurity and other technology-related incidents, there is no guarantee that those measures will be effective, particularly since the fund does not directly control the cybersecurity defenses or plans, or technological infrastructures, of their service providers (including the Transfer Agent), blockchain networks used by the fund, and companies in which they invest or with which they do business.

BNY Dreyfus On-Chain Liquidity Fund | · Interest rate risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

BNY Dreyfus On-Chain Liquidity Fund | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

BNY Dreyfus On-Chain Liquidity Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Dreyfus On-Chain Liquidity Fund | · U.S. Treasury securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

BNY Dreyfus On-Chain Liquidity Fund | · Stablecoin reserve risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Stablecoin reserve risk: Shares of the fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins and to meet the needs of clients who prefer digital methods for recordkeeping and transacting. Although the fund does not invest in stablecoins or stablecoin issuers, the assets of the fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such stablecoins. Stablecoins are relatively new and may face periods of uncertainty, resulting in the potential for rapid and/or unexpected requests by stablecoin issuers for redemption of the fund's shares (including requests by multiple stablecoin issuers at the same time). Such redemption requests could adversely affect remaining fund shareholders, the fund's liquidity, and the fund's ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. The Guiding and Establishing National Innovation for U.S. Stablecoins Act (GENIUS Act) is legislation that establishes a framework for the issuance of stablecoins, including reserve requirements. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the fund and may impact the ability of the fund to be used as a reserve backing the outstanding payment stablecoins of stablecoin issuers. Because the fund intends to invest in eligible reserve assets pursuant to the GENIUS Act, the fund's yield may be lower than that of other money market funds that are permitted to invest in a wider universe of investments and with longer maturities.

BNY Dreyfus On-Chain Liquidity Fund | · Large shareholder risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Large shareholder risk: From time to time, one or more shareholders may own a substantial number of fund shares or may own or control a significant percentage of the shares of the fund. The sale of a large number of shares could adversely affect remaining fund shareholders, the fund's liquidity, and the fund's ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. Because shares of the fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins, this risk is heightened to the extent there is an event impacting multiple stablecoin issuers at the same time, or impacting stablecoins in general, that causes such investors to redeem their shares at the same time.

BNY Dreyfus On-Chain Liquidity Fund | · Repurchase agreement counterparty risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If a counterparty fails to honor the terms of the repurchase agreement, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

BNY Dreyfus On-Chain Liquidity Fund | BNY Dreyfus On-Chain Liquidity Fund
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.17%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 116

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until July 31, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition, BNY Mellon Investment Adviser, Inc. has contractually agreed, until July 31, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund's shares so that the direct expenses (excluding shareholder services fees, taxes, brokerage commissions and extraordinary expenses) do not exceed .18%. On or after July 31, 2027, BNY Mellon Investment Adviser, Inc. may terminate the fee waiver and/or expense limitation agreement at any time.